Fair Value - Analysis of Assets and Liabilities Recorded at Fair Value on Recurring Basis by Level of Fair Value Hierarchy (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	€ 395,923	€ 425,425
Liabilities carried at fair value	371,821	401,084
Level III [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities carried at fair value	2,064	2,643	€ 2,260
Level III [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	9,130	9,275	11,954
Level III [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	2,318	3,112	5,365
Level III [member] | Debt securities [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	1,447	1,966	4,144
Level III [member] | Other investments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	583	754	928
Level III [member] | Real estate held for own use [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	307	332	338
Level III [member] | Investment contracts for account of policyholders [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities carried at fair value	219	176	156
Level III [member] | Derivative [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities carried at fair value	1,845	2,467	€ 2,104
Investment funds [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	297,718	329,261
Liabilities carried at fair value	44,835	52,290
Investment funds [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	88,170	109,860
Investment funds [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	209,241	219,069
Investment funds [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	307	332
Investment funds [member] | Shares [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	490	824
Investment funds [member] | Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	1,062	490
Investment funds [member] | Debt securities [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	80,200	101,054
Investment funds [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	4,144	2,115
Investment funds [member] | Money market and other short-term instruments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	6,690	6,776
Investment funds [member] | Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	119	317
Investment funds [member] | Other investments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	791	1,206
Investment funds [member] | Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	1,795	2,219
Investment funds [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	193,409	202,924
Investment funds [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	5,912	8,318
Investment funds [member] | Real estate [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	2,147	1,999
Investment funds [member] | Investments in real estate for policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	655	686
Investment funds [member] | Real estate held for own use [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	307	332
Investment funds [member] | Investment contracts for account of policyholders [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities carried at fair value	37,169	42,803
Investment funds [member] | Borrowings [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities carried at fair value	536	610
Investment funds [member] | Derivative [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities carried at fair value	7,130	8,878
Investment funds [member] | Level I [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	145,652	155,860
Liabilities carried at fair value	34	64
Investment funds [member] | Level I [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	28,053	29,504
Investment funds [member] | Level I [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	117,599	126,355
Investment funds [member] | Level I [member] | Shares [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	51	119
Investment funds [member] | Level I [member] | Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	226	288
Investment funds [member] | Level I [member] | Debt securities [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	26,338	29,386
Investment funds [member] | Level I [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	1,964	27
Investment funds [member] | Level I [member] | Money market and other short-term instruments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	1,664
Investment funds [member] | Level I [member] | Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	17
Investment funds [member] | Level I [member] | Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	1	1
Investment funds [member] | Level I [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	115,323	125,997
Investment funds [member] | Level I [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	68	41
Investment funds [member] | Level I [member] | Derivative [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities carried at fair value	34	64
Investment funds [member] | Level II [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	142,937	164,126
Liabilities carried at fair value	42,738	49,584
Investment funds [member] | Level II [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	57,800	77,243
Investment funds [member] | Level II [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	85,137	86,883
Investment funds [member] | Level II [member] | Shares [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	151	312
Investment funds [member] | Level II [member] | Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	232	152
Investment funds [member] | Level II [member] | Debt securities [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	52,415	69,702
Investment funds [member] | Level II [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	2,175	2,082
Investment funds [member] | Level II [member] | Money market and other short-term instruments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	5,026	6,776
Investment funds [member] | Level II [member] | Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	102	317
Investment funds [member] | Level II [member] | Other investments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	208	453
Investment funds [member] | Level II [member] | Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	539	961
Investment funds [member] | Level II [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	76,302	75,202
Investment funds [member] | Level II [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	5,787	8,169
Investment funds [member] | Level II [member] | Investment contracts for account of policyholders [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities carried at fair value	36,950	42,627
Investment funds [member] | Level II [member] | Borrowings [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities carried at fair value	536	610
Investment funds [member] | Level II [member] | Derivative [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities carried at fair value	5,251	6,347
Investment funds [member] | Level III [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	9,130	9,275
Liabilities carried at fair value	2,064	2,643
Investment funds [member] | Level III [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	2,318	3,112
Investment funds [member] | Level III [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	6,506	5,831
Investment funds [member] | Level III [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	307	332
Investment funds [member] | Level III [member] | Shares [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	288	393
Investment funds [member] | Level III [member] | Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	604	50
Investment funds [member] | Level III [member] | Debt securities [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	1,447	1,966
Investment funds [member] | Level III [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	4	6
Investment funds [member] | Level III [member] | Other investments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	583	754
Investment funds [member] | Level III [member] | Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	1,255	1,257
Investment funds [member] | Level III [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	1,784	1,726
Investment funds [member] | Level III [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	57	108
Investment funds [member] | Level III [member] | Real estate [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	2,147	1,999
Investment funds [member] | Level III [member] | Investments in real estate for policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	655	686
Investment funds [member] | Level III [member] | Real estate held for own use [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets carried at fair value	307	332
Investment funds [member] | Level III [member] | Investment contracts for account of policyholders [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities carried at fair value	219	176
Investment funds [member] | Level III [member] | Derivative [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities carried at fair value	€ 1,845	€ 2,467